Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

December 30, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Income Funds (the “Registrant”)
File Nos. 811-02071; 002-37707

Dear Sir or Madam:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated November 29, 2013, for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on December 6, 2013 (Accession No. 0001206774-13-004334) pursuant to Rule 497(c) under the Securities Act of 1933.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli Bruce G. Leto